INVESTMENTS IN SERVICER ADVANCES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 17, 2013	Dec. 31, 2013
Servicer advances		$ 2,665,551	[1]
Servicer base fee to be paid to Nationstar		8.60%
Servicer Advance Joint Venture
Servicer advances	3,200,000	2,665,551	[2]
Settled servicer advance investments	2,700,000
Notes payable issued for purchase	2,400,000
Percentage ownership in joint venture		32.00%
Amount committed to invest in joint venture		172,400
Servicer Advance Joint Venture | Noncontrolling third-party investors
Amount committed to invest in joint venture		247,600
Amount invested in joint venture		$ 115,700

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Carrying value represents the fair value of the investment in servicer advances, including the basic fee component of the related MSRs.